LOAN RECEIVABLES, NET (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
LOAN RECEIVABLES, NET
Loan receivables	¥ 258,596		¥ 596,747		¥ 1,394,072
Less: Allowance for doubtful accounts	(56,466)		(320,944)		(615,592)
Less: Adpotion of new accounting standard in the last fiscal year	0		(8,420)
Total	¥ 202,130	$ 31,306	¥ 267,383	$ 41,412	¥ 778,480